Share-based Compensation - Activity (Details) - Pre-IPO Plans ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) ¥ / shares $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) ¥ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) ¥ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Options Outstanding
Outstanding, beginning (in shares) | shares	30,092,800	30,092,800	31,924,520	31,924,520
Options granted (in shares) | shares	1,930,000	1,930,000	5,435,000	5,435,000
Exercised (in shares) | shares	(2,070,915)	(2,070,915)	(1,583,655)	(1,583,655)
Forfeited (in shares) | shares	(2,095,755)	(2,095,755)	(5,683,065)	(5,683,065)
Outstanding, ending (in shares) | shares	27,856,130	27,856,130	30,092,800	30,092,800	31,924,520	31,924,520
Vested and expected to vest, ending (in shares) | shares	26,377,268	26,377,268					26,377,268
Exercisable, ending (in shares) | shares	18,942,140	18,942,140					18,942,140
Weighted Average Exercise Price
Outstanding, beginning (per share) | $ / shares	$ 0.2147		$ 0.1559
Granted (per share) | $ / shares	0.3043		0.5660
Exercised (per share) | $ / shares	0.1184		0.0847
Forfeited (per share) | $ / shares	0.4236		0.2564
Outstanding, ending (per share) | $ / shares	0.2124		$ 0.2147		$ 0.1559
Vested and expected to vest, ending (per share) | $ / shares	0.1926	$ 0.1926
Exercisable, ending (per share) | $ / shares	$ 0.1277	$ 0.1277
Weighted Average Remaining Contractual Life (in years)
Outstanding	6 years 10 months 2 days	6 years 10 months 2 days	7 years 9 months 4 days	7 years 9 months 4 days	8 years 6 months 15 days	8 years 6 months 15 days
Vested and expected to vest at the end of the period	6 years 10 months 17 days	6 years 10 months 17 days
Exercisable at the end of the period	5 years 10 months 24 days	5 years 10 months 24 days
Aggregate Intrinsic Value
Outstanding	$ 7,491	$ 7,491	$ 18,616	$ 18,616	$ 28,119	$ 28,119	¥ 51,507	¥ 121,121	¥ 195,230
Vested and expected to vest	7,614	7,614					52,352
Exercisable	$ 6,697	$ 6,697					¥ 46,047
Weighted Average Grant Date Fair Value
Outstanding, beginning (per share) | (per share)	$ 0.5413	$ 3.5221	$ 0.5651	$ 3.9238
Granted (per share) | (per share)	0.4223	2.9035	0.5555	3.6144
Exercised (per share) | (per share)	0.4953	3.4054	0.3465	2.2546
Forfeited (per share) | (per share)	0.6482	4.4565	0.7429	4.8335
Outstanding, ending (per share) | (per share)	$ 0.5285	$ 3.6335	$ 0.5413	$ 3.5221	$ 0.5651	$ 3.9238
Vested and expected to vest, ending (per share)	0.5185	3.5649
Exercisable, ending (per share)	0.4740	3.2591